Shareholders’ Equity - Schedule of Share Capital (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital [Line Items]
Ordinary shares, Authorized	50,000,000	50,000,000
Ordinary shares, Issued and outstanding	707,463	254,843